TAX CREDITS (Tables)	12 Months Ended
Dec. 31, 2017
TAX CREDITS
Schedule of current and non-current tax credits

	2017	2016
Current
ICMS (state VAT)	155,096	130,718
Social security financing	91,229	173,453
Financing of social integration program	20,242	35,135
IPI (federal VAT)	59,982	48,751
IVA (value-added tax)	48,139	85,674
Others	27,741	30,698

	402,429	504,429

Non-current
ICMS (state VAT)	26,135	50,757
Social security financing	360	2,294
Financing of social integration program and Others	4,346	3,652

	30,841	56,703

	433,270	561,132

Schedule of estimates of realization of non-current tax credits

	2017	2016
Current
ICMS (state VAT)	155,096	130,718
Social security financing	91,229	173,453
Financing of social integration program	20,242	35,135
IPI (federal VAT)	59,982	48,751
IVA (value-added tax)	48,139	85,674
Others	27,741	30,698

	402,429	504,429

Non-current
ICMS (state VAT)	26,135	50,757
Social security financing	360	2,294
Financing of social integration program and Others	4,346	3,652

	30,841	56,703

	433,270	561,132

	2017	2016
2018	—	33,840
2019	18,017	14,334
2020	7,062	8,529
2021 on	5,762	—

	30,841	56,703